Property and Equipment - Schedule of Property and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 1,801	€ 2,002
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	774	881	€ 982
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	917	1,015	€ 971
Assets under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total property and equipment by type	€ 110	€ 106